15. STOCK OPTIONS AND WARRANTS (Details-Options Outstanding and Exercisable) - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Outstanding	15,216,664	19,917,007	15,337,007
Weighted Average Remaining Contractual Life	5 years 5 months 12 days
Weighted Average Exercise Price	$ 0.23	$ 0.25	$ 0.28
Aggregate Intrinsic Value	$ 0
Number of Exercisable	13,479,165
Weighted Average Exercise Price	$ 0.24
Aggregate Intrinsic Value	$ 0
0.13-1.31 [Member]
Range of Exercise Price, Lower	$ 0.13
Range of Exercise Price, Upper	$ 1.31
Number of Outstanding	15,216,664
Weighted Average Remaining Contractual Life	5 years 5 months 12 days
Weighted Average Exercise Price	$ 0.23
Aggregate Intrinsic Value	$ 0
Number of Exercisable	13,479,165
Weighted Average Exercise Price	$ 0.24
Aggregate Intrinsic Value	$ 0